UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period:  May 31, 2007

Item 1.  Report to Stockholders.

Annual Report

May 31, 2007

Dow JonesSM

Islamic Fund

DOW JONES ISLAMIC FUND

July 20, 2007

Dear Shareholders:

Assalamu Alaykum (Greetings of Peace).

Equity markets continued their strong advance into this fifth consecutive year while bonds (which we avoid) were down in the first few months of  2007. I am pleased to report that the Dow Jones Islamic Fund-Class K (“Fund”) performed well in the fiscal year ending May 31, 2007, rising 19.95%, while the DJ Large Cap Growth Index increased by 18.16%. The Fund performance was also better than its Morning Star Large Cap Growth Category average which advanced by17.96%. The Russell 3000 growth Index went up 20.15%.

The equity markets were helped by strong economic growth in the US and in many overseas markets. Favorable earnings, low inflation, strong merger and acquisition activities and low interest rates were able to withstand the fears generated by the slow housing market, the sub-prime lending crisis, rising oil price and the geo-political concerns. In the US, mid capitalization stocks performed best. Value stocks still outpaced growth stocks but this trend appears to have started to reverse.

The performance of your Fund was helped by the overweighing of energy and health care stocks. Financial equities under-performed the broad market. So, avoiding them contributed to the healthy gains of the Fund. The Fund’s modest position in overseas stocks enhanced its performance as the MSCI EAFE Index measuring international stocks did better than broad US equity indexes.

Looking ahead, with most broad US equity indexes at or near their all-time high, we will closely monitor the fundamental factors mentioned above and others that contributed or are likely to contribute to the continuation of the current healthy climate for stocks. We will carefully assess how changes in these fundamental factors are likely to affect various segments of the market and various companies. With the current relatively favorable valuations of many companies and the low interest rate and inflation, we feel that further gains in the equity market are likely and a strong position in the stock market should be rewarded with a good return.

By investing in the Dow Jones Islamic Fund, you acquire a slice of a highly diversified portfolio exceeding 150 companies in a variety of industries. Stocks are selected to meet Islamic principles, so Muslims can adhere to their faith while promoting businesses that benefit society. We, at the Fund, will continue our commitment to be prudent and diligent in investing the money you entrust to us. Your Fund’s Board will continue to adhere to the highest standard of integrity and act at all times in the best interest of the shareholders. Thank you again for your trust and confidence in the Dow Jones Islamic Fund.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

DOW JONES ISLAMIC FUND

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of July 2007, are subject to change, and any forecasts made cannot be guaranteed. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. It is possible that the Islamic Shari’ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles.  The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The performance of the Dow Jones Islamic Market USA Index and the Russell 3000 Growth Index do not include the reinvestment of dividends.  The Morningstar Large Cap Growth Index measures the performance of large-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.  The Dow Jones U.S. Large Cap Growth Index is an unmanaged index, used as broad-measurements of change in stock market conditions based on the average performance of approximately 108 widely held common stocks.  You cannot invest directly in an index.

For use only when preceded or accompanied by a current prospectus for the Fund.  Mutual Fund investing involves risk; principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC (07/07)

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
May 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/01/06 - 05/31/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/06	5/31/07	12/1/06 - 5/31/07*
Actual	$1,000.00	$1,084.70	$8.68
Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.40
*	Expenses are equal to the Fund’s annualized expense ratio of 1.67% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
May 31, 2007 (Unaudited)

DOW JONES ISLAMIC FUND
CLASS K
Total Rate of Return
For the Period June 30, 2000 to May 31, 2007
(Unaudited)

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date).  Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. As of the year ended May 31, 2007,  The Dow Jones Islamic Fund has chosen to continue to use the Russell 3000 Growth Index as the comparison benchmark.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.  Current performance of the fund may be lower than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.  Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

		Since SEC Effective Date
Average Annual Total Return as of May 31, 2007	One Year	June 30, 2000
Dow Jones Islamic Fund - Class K	19.95%	(1.81)%
Dow Jones Islamic Market USA Index*	22.09%	(2.18)%
Russell 3000 Growth Index**	20.15%	(4.72)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.    Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.  The average annual performance since SEC effective date of the Russell 3000 Growth Index does not include the reinvestment of dividends.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
May 31, 2007

Number of		Market
Shares		Value
COMMON STOCKS - 98.6%
	AEROSPACE - 0.9%
4,400	United Technologies Corp.	$310,420
	AIR FREIGHT &
	LOGISTICS - 0.8%
1,000	Expeditors International
	Washington, Inc.	43,660
1,100	FedEx Corp.	122,782
1,500	United Parcel Service, Inc. - Class B	107,955
		274,397
	AUTO COMPONENTS - 0.3%
4,000	LKQ Corp. (a)	99,880
	AUTOMOBILES - 0.2%
1,200	Harley-Davidson, Inc.	73,308
	BEVERAGES - 2.6%
8,500	The Coca-Cola Co.	450,415
6,900	PepsiCo, Inc.	471,477
		921,892
	BIOTECHNOLOGY - 4.0%
4,552	Amgen, Inc. (a)	256,414
1,075	Biogen Idec, Inc. (a)	56,136
11,540	Celgene Corp. (a)	706,710
2,000	Genentech, Inc. (a)	159,540
2,000	Gilead Sciences, Inc. (a)	165,540
500	Myriad Genetics, Inc. (a)	19,035
500	Waters Corp. (a)	30,150
		1,393,525
	BUILDING PRODUCTS - 1.8%
8,300	American Woodmark Corp.	309,175
10,000	Simpson Manufacturing Co., Inc.	333,200
		642,375
	CHEMICALS - 2.1%
100	Arkema - ADR (a)	6,555
1,000	Ecolab, Inc.	43,150
3,100	Monsanto Co.	190,960
2,000	Sigma-Aldrich Corp.	86,560
11,400	Syngenta AG - ADR	429,894
		757,119
	COMMERCIAL PHYSICAL
	& BIOLOGICAL
	RESEARCH - 0.2%
3,000	PRA International (a)	69,240
	COMMERCIAL SERVICES - 3.3%
1,750	Apollo Group, Inc. - Class A (a)	83,947
5,000	Career Education Corp. (a)	174,350
15,000	Copart, Inc. (a)	467,850
3,600	Corinthian Colleges, Inc. (a)	52,596
10,000	DeVry, Inc.	336,000
300	Herman Miller, Inc.	10,800
500	HNI Corp.	22,030
		1,147,573
	COMMERCIAL SERVICES &
	SUPPLIES - 0.3%
2,000	CoStar Group Inc. (a)	108,520
	COMMUNICATIONS
	EQUIPMENT - 4.7%
1,000	Andrew Corp. (a)	13,230
19,000	Cisco Systems, Inc. (a)	511,480
11,500	Nokia Oyj - ADR	314,870
500	Plantronics, Inc.	12,150
500	Polycom, Inc. (a)	15,860
6,600	QUALCOMM, Inc.	283,470
3,000	Research In Motion Ltd. (a) (b)	498,240
		1,649,300
	COMPUTERS &
	PERIPHERALS - 5.8%
4,000	Apple Inc. (a)	486,240
14,900	Dell Inc. (a)	400,363
8,500	EMC Corp. (a)	143,565
11,000	Hewlett-Packard Co.	502,810
4,000	International Business
	Machines Corp. (IBM)	426,400
1,000	NCR Corp. (a)	53,670

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2007

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	COMPUTERS &
	PERIPHERALS (Continued)
1,100	Network Appliance, Inc. (a)	$35,409
		2,048,457
	CONSTRUCTION &
	ENGINEERING - 2.8%
1,500	Florida Rock Industries, Inc.	102,090
5,000	Granite Construction Inc.	342,450
3,500	McDermott International, Inc. (a) (b)	273,000
5,000	The Shaw Group Inc. (a)	202,300
500	Vulcan Materials Co.	59,845
		979,685
	CONTAINERS &
	PACKAGING - 0.0%
500	Aptargroup, Inc.	18,780
	DISCOUNT - 1.0%
9,200	The Home Depot, Inc.	357,604
	DISTRIBUTORS - 0.2%
1,100	Genuine Parts Co.	56,452
	DIVERSIFIED
	TELECOMMUNICATION
	SERVICES - 0.2%
3,060	Chunghwa Telecom Co. Ltd. - ADR	57,589
	DRILLING OIL & GAS
	WELLS - 0.3%
6,000	Pioneer Drilling Co. (a)	92,460
	ELECTRICAL EQUIPMENT - 0.4%
1,000	The Genlyte Group, Inc. (a)	87,120
700	Rockwell Automation, Inc.	47,635
		134,755
	ELECTRONIC EQUIPMENT &
	INSTRUMENTS - 1.1%
1,800	Agilent Technologies, Inc. (a)	68,706
500	AVX Corp.	8,995
500	Jabil Circuit, Inc.	11,500
3,000	ScanSource, Inc. (a)	86,940
3,000	Sunpower Corp. - Class A (a)	160,230
2,000	Trimble Navigation Ltd. (a)	58,380
		394,751
	ENERGY EQUIPMENT &
	SERVICES - 4.9%
1,500	Baker Hughes, Inc.	123,720
2,000	Core Laboratories N.V. (a) (b)	183,860
500	ENSCO International, Inc.	30,285
500	GlobalSantaFe Corp. (b)	34,150
10,000	Helmerich & Payne, Inc.	338,900
500	Noble Corp. (b)	46,195
1,000	Patterson-UTI Energy, Inc.	26,420
500	Rowan Companies, Inc.	19,740
6,000	RPC, Inc.	101,880
4,000	Schlumberger Ltd. (b)	311,480
10,000	Tenaris S.A. - ADR	496,500
		1,713,130
	FOOD & STAPLES
	RETAILING - 0.9%
2,800	CVS Caremark Corp.	107,912
5,000	Walgreen Co.	225,650
		333,562
	FOOD PRODUCTS - 0.6%
4,000	Lance, Inc.	95,000
4,000	Peet's Coffee & Tea Inc. (a)	104,280
		199,280
	HEALTH CARE EQUIPMENT
	& SUPPLIES - 2.3%
1,800	Baxter International, Inc.	102,312
1,000	C.R. Bard, Inc.	84,410
1,000	DENTSPLY International, Inc.	36,140
4,400	Medtronic, Inc.	233,948
1,000	ResMed, Inc. (a)	45,080
2,000	St Jude Medical, Inc. (a)	85,380
2,000	Stryker Corp.	134,620

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2007

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE EQUIPMENT
	& SUPPLIES (Continued)
1,000	Zimmer Holdings, Inc. (a)	$88,060
		809,950
	HEALTH CARE PROVIDERS
	& SERVICES - 3.6%
1,650	Cardinal Health, Inc.	119,559
6,500	Healthways, Inc. (a)	303,030
1,100	IMS Health, Inc.	35,970
1,000	Laboratory Corp. Of
	America Holdings (a)	78,740
1,000	Lincare Holdings, Inc. (a)	40,090
1,025	Medco Health Solutions, Inc. (a)	79,704
10,000	Odyssey HealthCare, Inc. (a)	129,700
400	Pediatrix Medical Group, Inc. (a)	23,048
10,000	PSS World Medical, Inc. (a)	187,500
4,800	UnitedHealth Group, Inc.	262,896
		1,260,237
	HEALTH CARE
	TECHNOLOGY - 0.0%
1,000	Hlth Corp. (a)	15,090
	HEALTH CARE
	SERVICES - 0.4%
7,500	Nighthawk Radiology Holdings, Inc. (a)	136,125
	HOSPITAL & MEDICAL
	SERVICE PLANS - 0.8%
3,000	WellCare Health Plans Inc. (a)	276,120
	HOUSEHOLD DURABLES - 1.0%
10,050	Brookfield Homes Corp.	320,696
1,000	DR Horton, Inc.	23,370
		344,066
	HOUSEHOLD PRODUCTS - 2.0%
2,000	Colgate-Palmolive Co.	133,920
2,000	Kimberly-Clark Corp.	141,920
7,000	Procter & Gamble Co.	444,850
		720,690
	INDUSTRIAL
	CONGLOMERATES - 1.0%
4,000	3M Co.	351,840
	INTERNET & CATALOG
	RETAIL - 0.2%
2,000	eBay, Inc. (a)	65,120
	INTERNET SOFTWARE &
	SERVICES - 1.8%
1,300	Google Inc. (a)	647,075
	IT SERVICES - 0.7%
2,000	Automatic Data Processing, Inc.	99,400
500	Convergys Corp. (a)	12,870
500	MedQuist, Inc. (a)	4,200
1,200	Paychex, Inc.	48,480
3,000	Western Union Co.	67,350
		232,300
	MACHINERY - 2.0%
4,000	A.S.V., Inc. (a)	70,120
6,000	American Railcar Industries, Inc.	240,660
3,000	CIRCOR International, Inc.	114,570
1,000	Danaher Corp.	73,500
700	Dover Corp.	35,035
2,200	Illinois Tool Works, Inc.	115,984
500	Pall Corp.	22,375
500	Parker Hannifin Corp.	50,680
		722,924
	MEDIA - 0.6%
500	Getty Images, Inc. (a)	25,025
500	John Wiley & Sons, Inc. - Class A	22,925
2,400	The McGraw-Hill Companies, Inc.	168,744
		216,694
	METALS & MINING - 2.7%
3,000	AMCOL International Corp.	74,610
3,000	Brush Engineered Materials Inc. (a)	160,950
8,000	Cameco Corp. (b)	415,760
5,000	Compania de Minas
	Buenaventura S.A. - ADR	167,650

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2007

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	METALS & MINING (Continued)
2,000	Nucor Corp.	$135,080
		954,050
	MULTILINE RETAIL - 1.5%
23,500	99 Cents Only Stores (a)	329,940
1,000	Dollar General Corp.	21,640
500	Dollar Tree Stores, Inc. (a)	21,155
2,200	Kohl's Corp. (a)	165,704
		538,439
	OFFICE ELECTRONICS - 1.3%
7,500	CANON Inc. - ADR	441,450
	OIL & GAS - 7.7%
5,000	Bois d' Arc Energy, Inc. (a)	85,900
7,000	Chevron Corp.	570,430
2,000	Cimarex Energy Co.	84,060
6,400	EOG Resources, Inc.	492,160
8,000	Exxon Mobil Corp.	665,360
2,000	Murphy Oil Corp.	118,000
1,000	PetroChina Co Ltd. - ADR	129,240
2,309	Royal Dutch Shell PLC - ADR	174,791
2,000	St. Mary Land & Exploration Co.	74,720
4,000	Total SA - ADR	301,800
		2,696,461
	OIL, GAS & CONSUMABLE
	FUELS - 1.4%
3,000	Arena Resources, Inc. (a)	152,640
7,000	Western Refining, Inc.	344,050
		496,690
	PERSONAL PRODUCTS - 0.2%
1,600	Avon Products, Inc.	61,424
	PHARMACEUTICALS - 13.3%
5,600	Abbott Laboratories	315,560
3,200	Alcon, Inc. (b)	441,792
4,000	AstraZeneca PLC - ADR	212,720
6,200	Bristol-Myers Squibb Co.	187,922
4,000	Eli Lilly & Co.	234,480
2,000	Forest Laboratories, Inc. (a)	101,420
1,000	Genzyme Corp. (a)	64,520
9,784	Johnson & Johnson	619,034
8,500	Merck & Co. Inc.	445,825
25,000	Pfizer, Inc.	687,250
7,000	Roche Holding AG - ADR	642,050
7,043	Sanofi-Aventis - ADR	338,768
2,400	Schering-Plough Corp.	78,576
5,300	Wyeth	306,552
		4,676,469
	REAL ESTATE - 0.1%
500	Public Storage, Inc.	44,750
	ROAD & RAIL - 0.0%
832	Werner Enterprises, Inc.	16,083
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 2.5%
1,000	Analog Devices, Inc.	36,210
5,800	Applied Materials, Inc.	110,780
500	Cree, Inc. (a)	11,250
650	Integrated Device Technology, Inc. (a)	9,757
25,000	Intel Corp.	554,250
750	Microchip Technology, Inc.	30,435
3,000	Microsemi Corp. (a)	69,150
220	Verigy Ltd. (a) (b)	6,294
2,000	Xilinx, Inc.	56,960
		885,086
	SOFTWARE - 4.3%
1,690	Adobe Systems, Inc. (a)	74,495
2,900	BMC Software, Inc. (a)	96,106
1,000	Electronic Arts, Inc. (a)	48,870
750	Fair Isaac Corp.	28,388
1,400	Intuit, Inc. (a)	42,700
27,000	Microsoft Corp.	828,090
16,100	Oracle Corp. (a)	312,018
500	Quest Software, Inc. (a)	8,610
3,461	Symantec Corp. (a)	69,185
		1,508,462

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2007

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	SPECIALTY RETAIL - 4.7%
4,500	Bed Bath & Beyond, Inc. (a)	$182,970
2,000	Chico's FAS, Inc. (a)	54,480
3,000	DSW Inc. - Class A (a)	114,660
1,600	Limited Brands, Inc.	42,000
5,600	Lowe's Companies, Inc.	183,792
7,000	O'Reilly Automotive, Inc. (a)	265,930
6,000	Pacific Sunwear Of California (a)	119,340
2,000	Ross Stores, Inc.	65,680
19,000	Select Comfort Corp. (a)	344,280
500	The Sherwin-Williams Co.	33,820
2,550	Staples, Inc.	63,903
2,200	The TJX Companies, Inc.	61,534
3,000	Urban Outfitters, Inc. (a)	79,740
1,000	Williams-Sonoma, Inc.	33,890
		1,646,019
	TEXTILES, APPAREL &
	LUXURY GOODS - 2.4%
1,000	Coach, Inc. (a)	51,360
1,000	Liz Claiborne, Inc.	34,690
5,200	Nike, Inc. - Class B	295,100
10,000	Under Armour, Inc. - Class A (a)	478,300
		859,450
	WIRELESS
	TELECOMMUNICATION
	SERVICES - 0.7%
7,875	Vodafone Group Plc - ADR	247,511
	TOTAL COMMON STOCKS
	(Cost $30,323,847)	34,704,629
	Total Investments - 98.6%	34,704,629
	(Cost $30,323,847)
	Other Assets in
	Excess of Liabilities 1.4%	484,947
	TOTAL NET ASSETS - 100.00%	$35,189,576

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)  Non Income Producing
(b)  Foreign Issued

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2007

Assets:
Investments in securities, at market value (cost: $30,323,847)	$34,704,629
Cash	217,490
Receivable for Fund shares sold	4,096
Dividends receivable	57,008
Receivable for investments sold	2,167,917
Other assets	33,934
Total Assets	37,185,074

Liabilities:
Payable to Advisor	30,285
Payable for investments purchased	1,917,207
Accrued expenses and other liabilities	48,006
Total Liabilities	1,995,498
Net Assets	$35,189,576

Net Assets Consist of:
Paid-in capital	$34,381,518
Accumulated net realized loss on investments	(3,572,724)
Unrealized appreciation on investments	4,380,782
Net Assets	$35,189,576

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,978,814
Net asset value, redemption price and offering price per share	$8.84

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2007

Investment income:
Dividend Income (net of foreign tax withheld of $5,338)	$462,865
Expenses:
Advisory fees	224,946
Shareholder servicing and accounting fees	82,857
Administration fees	47,725
Professional fees	41,244
License fees	25,650
Registration fees	21,328
Reports to shareholders	6,586
Custody fees	2,597
Miscellaneous expenses	2,530
Total expenses	455,463
Less fees reimbursed by Advisor (Note 3)	(6,514)
Expenses recaptured by Advisor (Note 3)	51,935
Net expenses	500,884
Net investment loss	(38,019)
Net realized and unrealized gain (loss):
Net realized gain on investments	832,960
Change in unrealized appreciation on investments	4,795,920
Net realized and unrealized gain on investments	5,628,880
Net increase in net assets from operations	$5,590,861

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31, 2007	May 31, 2006
Operations:
Net investment loss	$(38,019)	$(60,393)
Net realized gain on investments	832,960	89,533
Change in unrealized appreciation on investments	4,795,920	1,331,943
Net increase in net assets from operations	5,590,861	1,361,083

Capital share transactions (Note 4):
Shares sold	4,300,467	3,534,873
Reinvested dividends	—	12,778
Shares redeemed	(1,501,599)	(1,759,213)
Net increase in net assets from capital shares transactions	2,798,868	1,788,438

Distributions to shareholders:
From net investment income	—	(46,738)
Total distributions to shareholders	—	(46,738)

Total increase in net assets	8,389,729	3,102,783

Net assets at beginning of year	26,799,847	23,697,064
Net assets at end of year (including accumulated undistributed
net investment losses of $0 and $0, respectively)	$35,189,576	$26,799,847

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Year Ended May 31,
	2007		2006		2005	2004		2003
	Class K		Class K		Class K	Class K		Class K
Net asset value,
beginning of period	$7.37		$6.97		$6.64	$5.73		$6.26

Income (loss) from
investment operations:
Net investment income (loss)	(0.01	)(1)	(0.02	)(1)	0.02 (1)	(0.02	)(2)	0.02	(2)
Net realized and unrealized
gains (losses) on investments	1.48		0.43		0.32	0.94		(0.54)
Total from Investment Operations	1.47		0.41		0.34	0.92		(0.52)

Less distributions paid:
From net investment income	—		(0.01)		(0.01)	(0.01)		(0.01)
Total distributions paid	—		(0.01)		(0.01)	(0.01)		(0.01)

Net asset value, end of period	$8.84		$7.37		$6.97	$6.64		$5.73

Total Return	19.95%		5.93%		5.10%	16.07%		(8.22)%

Net assets at end of period (000's)	$35,190		$26,800		$23,697	$21,439		$18,070

Ratio of expenses to average net assets:
Before waiver and expense
reimbursement or recapture	1.52%		1.63%		1.72%	1.99%		2.25%
After waiver and expense
reimbursement or recapture	1.67%		1.57%		1.50%	1.47%		0.95%

Ratio of net investment
income (loss) to average net assets:
Before waiver and expense
reimbursement or recapture	0.02%		(0.29)%		0.12%	(0.77)%		(0.94)%
After waiver and expense
reimbursement or recapture	(0.13)%		(0.23)%		0.34%	(0.25)%		0.36%
Portfolio turnover rate	32.2%		0.9%		4.0%	4.5	%(3)	5.1	%(3)

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share is based on daily average shares outstanding.
(3)	Calculated on basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2007

1.  Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA”or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles.  To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles.  Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.
•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the year ended May 31, 2007.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management currently is evaluating the implications of SFAS No. 157, and its impact, if any, on the Fund’s financial statements has not yet been determined.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2007

gains to shareholders.  Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements.  FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations.  Adoption of FIN 48 is required for the last NAV calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006.  The Fund will apply FIN 48 to all open tax years on the date of adoption which is expected to be November 30, 2007.  At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.  For the year ended May 31, 2007, the Fund utilized a capital loss carryover of $832,960.  At May 31, 2007, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$238,349	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
1,986	5/31/2013
165,193	5/31/2014
$3,572,714

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$30,323,395
Gross tax unrealized appreciation	$7,923,675
Gross tax unrealized depreciation	(3,542,441)
Net tax unrealized appreciation	4,381,234
Undistributed ordinary income
Undistributed long-term capital gain
Total distributable earnings	$—
Other accumulated losses	(3,572,714)
Total accumulated losses	808,520

For the fiscal year ended May 31, 2007 undistributed net investment loss was decreased by $38,019, accumulated net realized losses were decreased by $332, and additional paid-in capital was decreased by $38,351.

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of return of capital distribution adjustments and the deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  ?The Fund had no post-October losses for the fiscal year ended May 31, 2007.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Year Ended	Year Ended
	May 31, 2007	May 31, 2006
Ordinary income	$—	$46,738

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2007

Other:  Security and shareholder transactions are recorded on the trade date.  Realized gains and losses on sales of investments are calculated on the identified cost basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.  Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).

Effective October 1, 2006, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.

Prior to October 1, 2006, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.60% of average net assets for Class K.

Prior to October 1, 2005, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.50% of average net assets for Class K.

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess.  Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess.

The Advisor may recapture a portion of the amount waived or reimbursed, subject solely to Board approval, no later than the dates stated below:

May 31, 2008	$49,595
May 31, 2009	16,219
May 31, 2010	6,514

For the year ended May 31, 2007, the Fund had advisory expenses of $224,946 and at May 31, 2007, the Fund had $30,285 payable to the Advisor.

4.  Capital Share Transactions

Transactions in shares of the Fund for the year ended May 31, 2007, were as follows:

	Shares	Amount
Shares sold	$4,300,467	529,964
Shares redeemed	(1,501,599)	(188,422)
Net increase	$2,798,868	341,542

Transactions in shares of the Fund for the year ended May 31, 2006, were as follows:

	Shares	Amount
Shares sold	$3,534,873	482,651
Shares reinvested	12,778	1,745
Shares redeemed	(1,759,213)	(246,142)
Net increase	$1,788,438	238,254

5.  Securities Transactions

During the year ended May 31, 2007, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $12,965,441 and $9,408,450, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2007, the North American Islamic Trust (NAIT) held 71% of the Fund.  NAIT is the parent company of the Advisor.

DOW JONES ISLAMIC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
Dow Jones Islamic Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Dow Jones Islamic Fund (the “Fund”), a series of Allied Asset Advisors Funds, as of May 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to May 31, 2006 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Fund as of May 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years then ended,  in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
July 17, 2007

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Unaudited)

In approving the continuance of the investment advisory contract between Allied Asset Advisors Inc. (the “Advisor”) and Dow Jones Islamic Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”) was advised by, and the independent trustees of the Board met in executive session with, independent legal counsel.  The Board received and reviewed a substantial amount of information provided by the Advisor and third parties in response to the Board’s requests.  Based on its evaluation of the information provided, the Board, at a meeting held April 30, 2007, approved continuation of the investment advisory contract for a period of one year through June 29, 2008.

The Board reviewed and analyzed various factors in considering the contract and reaching its conclusions, including each of the factors described below.

1.  Nature, Quality and Extent of Services
The Board’s analysis of the nature, quality, and extent of the Advisor’s service to the Fund took into account the knowledge gained from the Board’s regular meetings with the Advisor throughout the prior year.  In addition, the Board reviewed information on the key personnel involved in providing investment management services to the Fund and the Advisor’s performance of other services for the Fund, such as stock selection, adherence to the Fund’s investment restrictions, and monitoring compliance with applicable Fund policies and procedures.  The Board concluded that the nature, quality, and extent of the services provided by the Advisor to the Fund were appropriate and the Fund was likely to continue to benefit from services provided under its contract with the Advisor.

2.  Investment Performance of the Advisor and the Fund
In considering the performance of the Fund and the Advisor, the Board reviewed information published by Morningstar Inc. (“Morningstar”), an independent data service provider.  The data compared the Fund’s performance with that of its peers, as determined by Morningstar.  The performance data was for one-year, three-year and five-year periods through March 31, 2007.  For the one-year period ended March 31, 2007, Morningstar ranked the Fund in the twentieth percentile.  For the three-year period ended March 31, 2007, Morningstar ranked the Fund in the thirty-sixth percentile.  For the five-year period ended March 31, 2007, Morningstar ranked the Fund in the forty-third percentile.  The Board also reviewed performance information of other Shari’ah compliant mutual funds.  After considering all the information, the Board concluded that, although past performance cannot be a guarantee of future performance, the Fund and its shareholders were benefiting from the Advisor’s investment management of the Fund.

3.  Costs of Services and Profits Realized by the Advisor
The Board examined the fee and expense information for the Fund as compared to that of other comparable funds and noted that the Advisor’s management fees, as a percentage of net assets, were slightly higher when compared to the industry average as reported by Lipper Inc (“Lipper”), an independent data service provider.  The Board noted, however, that the Fund’s Shari’ah compliant nature makes it distinct from most of the funds in its Lipper peer group.  The Board also noted that the Advisor had entered into an agreement with the Fund to limit the Fund’s annualized expenses to an annual rate of 1.70% of average net assets for the period from October 1, 2006 to September 30, 2007.

In addition, the Board considered the Advisor’s costs in serving as the Fund’s investment advisor and manager.  The costs include those associated with the personnel and systems necessary to manage the Fund.  The Board also considered the financial condition of the Advisor and the profits realized by the Advisor, noting that the Advisor is not yet profitable.

The Board concluded that the management fee and the total expenses of the Fund were reasonable in light of the services provided and the performance of the Fund achieved over various time periods, and that the other expenses of the Fund were also reasonable.

4.  Economies of Scale
The Board considered the extent to which the Fund’s management fee reflected economies for the benefit of Fund shareholders.  The Board noted the fact that because Advisor is not yet profitable, a discussion of economies of scale was not applicable with respect to the management fee received by the Advisor.

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Continued) (Unaudited)

5.  Other Benefits to the Advisor
The Board considered benefits that accrue to the Advisor from its relationship with the Fund.  The Board noted that the Advisor did not employ soft-dollars and therefore did not benefit from brokerage commissions paid by the Fund on its brokerage transactions.

After full consideration of the above factors as well as other factors, the Board, including all independent trustees, unanimously concluded that approval of the Fund’s advisory contract was in the best interest of the Fund and its shareholders.

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
May 31, 2007
Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2007 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

DOW JONES ISLAMIC FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below.  The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 314, Burr Ridge, IL  60527.

		No. of	Principal	Other
		Funds in	Occupation(s)	Trusteeships /
Name, Age, Address	Term of Office	Complex	during the past	Directorships
Position with Trust	and Tenure	Overseen	5 years	by Trustee
Bassam Osman*, 56	Trustee	1	1980 to present -
745 McClintock Drive, Suite 314	and President		Medical Doctor
Burr Ridge, IL 60527	since 2000
Trustee and President
Abdalla Idris Ali, 58	Disinterested	1	1998 to present - Director,
745 McClintock Drive, Suite 314	Trustee		the Center of Islamic Studies,
Burr Ridge, IL 60527	since 2000		Kansas City, MO
Disinterested Trustee
Mohammed Kaiseruddin, 63	Chairperson	1	1973 to present - Nuclear
745 McClintock Drive, Suite 314	since 2006 and		Engineer, Sargent & Lundy
Burr Ridge, IL 60527	Disinterested
Disinterested Trustee	Trustee since 2000
Imran Hussain, 30	Disinterested	1	2001 to present - Partner,
745 McClintock Drive, Suite 314	Trustee		HFP Accounting & Financial
Burr Ridge, IL 60527	since 2004
Disinterested Trustee
Mohammad Basheeruddin, 57	Treasurer	1	2001 to present - Accounting
745 McClintock Drive, Suite 314	since 2003		Manager, North American
Burr Ridge, IL 60527			Islamic Trust
Treasurer
Mujeeb Cheema, 59	Secretary since	1	2003 to present - Executive
745 McClintock Drive, Suite 314	2003 and interim		Director, North American
Burr Ridge, IL 60527	Chief Compliance		Islamic Trust; 1980 to 2003
Secretary	Officer		Managing Director, Hawkins
	since 2006		International, Inc.

*	This trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Bell, Boyd & Lloyd, LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.  07/07

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2007	FYE 05/31/2006
Audit Fees	12,000	11,500
Audit-Related Fees
Tax Fees	2,000	2,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 05/31/2007	FYE 05/31/2006
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/Bassam Osman
Bassam Osman, President

Date  8/8/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Bassam Osman
Bassam Osman, President

Date  8/8/2007

By   /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  8/8/2007